Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities	The following table presents the amounts of ROU assets and lease liabilities as of December 31, 2023 and 2022:
	As of December 31, 2023			As of December 31, 2022
	Related party	Other	Total	Related party	Other	Total
Right-of-use assets:
Operating	$—	$—	$—	$709	$294	$1,003
Finance	—	—	—	570	12	582
Total right-of-use assets	$—	$—	$—	$1,279	$306	$1,585

Lease liabilities
Current:
Operating(1)	$—	$—	$—	$35	$121	$156
Finance(2)	—	—	—	88	5	93
Total current	—	—	—	123	126	249
Non-current:
Operating	—	—	—	675	174	849
Finance(3)	—	—	—	1,001	5	1,006
Total non-current	—	—	—	1,676	179	1,855
Total lease liabilities	$—	$—	$—	$1,799	$305	$2,104

(1)      Included in Accrued expenses and other current liabilities

(2)      Included in current portion of Long-term debt

(3)      Included in the Long-term debt

Schedule of Lease Expense in the Consolidated Statements of Operations and Comprehensive Loss	The components of lease expense in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 are as follows:
	Year ended December 31, 2023			Year ended December 31, 2022
	Related party	Other	Total	Related Party	Other	Total
Operating lease expense	$47	$191	$238	$81	$86	$167
Finance lease expense:
Amortization of leased assets	39	9	48	61	28	89
Interest on lease liabilities	40	1	41	72	2	74
Total lease expense	$126	$201	$327	$214	$116	$330

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2022 is as follows:
	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$260	$162
Operating cash outflows from finance leases	41	74
Financing cash outflows from finance leases	65	111
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	514	344
Finance leases	35	—

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates	The weighted-average remaining lease terms and discount rates as of December 31, 2023 and 2022, are as follows:
	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease term (Years)
Operating leases	—	10
Finance leases	—	13.6
Weighted-average discount rate
Operating leases	—	6.90%
Finance leases	—	6.39%